Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	€ 133	€ 156
Subordinated loans	764	767
Borrowings	13,635	13,153
Investment contracts for account of policyholders	16,943	19,572
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	221	261
Subordinated loans	1,333	1,422
Borrowings	15,362	15,446
Investment contracts	17,448	18,923
Investment contracts for account of policyholders	36,478	38,591
Other financial liabilities	9,125	9,844
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	12,189	12,695
Investment contracts for account of policyholders	33,738	35,239
Other financial liabilities	6,277	6,743
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	9	10
Subordinated loans	28	28
Borrowings	1,888	2,072
Investment contracts	1,381	1,110
Investment contracts for account of policyholders	2,605	2,885
Other financial liabilities	2,002	2,224
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	34	39
Subordinated loans	112	112
Borrowings	8,396	5,146
Investment contracts	1,591	2,040
Investment contracts for account of policyholders	1
Other financial liabilities	791	839
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	110	131
Subordinated loans	56	84
Borrowings	2,411	1,535
Investment contracts	577	1,093
Investment contracts for account of policyholders	1
Other financial liabilities	23	12
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass - through securities	68	81
Subordinated loans	1,137	1,198
Borrowings	2,668	6,693
Investment contracts	1,709	1,985
Investment contracts for account of policyholders	133	466
Other financial liabilities	€ 32	€ 26